STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

April 12, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 71 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed in order to: (1) add a new series to the Fund, Lazard Explorer Total Return Portfolio (the “Explorer Total Return Portfolio”), (2) change the investment objective and investment strategy and policies (including the policy with respect to the investment of 80% of its assets (the “80% Policy”)) of an existing series, Lazard US Municipal Portfolio, to be renamed Lazard US Short Duration Fixed Income Portfolio (the “US Short Duration Fixed Income Portfolio”) and (3) change the investment strategy and policies (including the 80% Policy) of an existing series, Lazard US High Yield Portfolio, to be renamed the Lazard US Corporate Income Portfolio (the “US Corporate Income Portfolio” and, collectively with the Explorer Total Return Portfolio and US Short Duration Fixed Income Portfolio, each a “Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on March 12, 2013.

Lazard Explorer Total Return Portfolio. The Portfolio’s investment objective is to seek total return from current income and capital appreciation. The Portfolio utilizes a flexible total return investment strategy and invests primarily in debt securities issued or guaranteed by governments, government agencies or supranational bodies or companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds; convertible securities; commercial paper; collateralized debt obligations; short- and medium-term obligations and other fixed-income obligations; and other instruments with similar economic characteristics, such as credit default and interest rate swap agreements and foreign currency options and forward contracts, including non-deliverable forward contracts; and may invest in money market instruments, such as short-term US Treasury securities and certificates of deposit. The securities in which the Portfolio invests may be denominated in any currency.

Under normal circumstances, the Portfolio invests at least 80% of its assets in debt securities that are economically tied to emerging market countries. Emerging market countries include all countries not represented by the MSCI World Index. The allocation of the Portfolio’s assets among countries and regions may vary from time to time based on Lazard Asset Management LLC’s (the “Investment Manager”) judgment and its analysis of market conditions.

Disclosure regarding many of the investments the Portfolio may make is substantially similar to the existing disclosure for other Fund portfolios, which has previously been reviewed by the staff of the Securities and Exchange Commission. The features of the Portfolio’s Open Shares and Institutional Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Lazard US Short Duration Fixed Income Portfolio. Subject to shareholder approval (as described below), the Portfolio’s investment objectives now will be to seek total return and preservation of capital, and under normal circumstances, the Portfolio will now invest at least 80% of its assets in fixed-income securities of US issuers, including US government securities, corporate securities, asset-backed and mortgage-backed securities, convertible securities, municipal securities, structured notes, preferred stocks and inflation-indexed-securities. These securities may have any type of interest rate payment terms, including fixed rate, adjustable rate or zero coupon features. Typically, the Portfolio’s investment portfolio can be expected to have an average effective duration of three years or less. The Portfolio invests primarily in securities that are rated investment grade by one or more nationally recognized statistical rating organizations, or, if unrated, determined by the Investment Manager to be of comparable quality.

The Fund also intends to file a preliminary proxy statement on Schedule 14A on behalf of the Portfolio for a special meeting of shareholders of the Portfolio to be held prior to the effectiveness of the Amendment to approve the changes to the investment objective and the 80% Policy.

Lazard US Corporate Income Portfolio. The Portfolio’s investment objective remains maximum total return from a combination of capital appreciation and current income. However, under normal circumstances, the Portfolio will now invest at least 80% of its assets in fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio typically will invest a substantial portion of its assets, and may invest up to 100% of its assets, in securities rated, at the time of purchase, below investment grade by Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as the lowest rating assigned by S&P or Moody’s, or the unrated equivalent as determined by the Investment Manager (“junk bonds”); however, the Portfolio focuses such investments in high-yielding securities that may be considered “better quality” (B1 or higher by Moody’s, B+ or higher by S&P or the unrated equivalent as determined by the Investment Manager). The Portfolio considers a security to be tied economically to the US if: (i) the issuer is organized under the laws of the US or maintains its principal place of business in the US; (ii) the security is traded principally in the US; or (iii) during the most recent fiscal year of the issuer, the issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc:	Janna Manes